International Growth and Income Fund
Investment portfolio
September 30, 2024
unaudited

Common stocks 95.21% Financials 18.82%	Shares	Value (000)
AXA SA	5,164,929	$198,780
Zurich Insurance Group AG	307,054	185,224
Ping An Insurance (Group) Company of China, Ltd., Class H	19,205,730	121,944
HSBC Holdings PLC (GBP denominated)	10,594,222	95,026
HSBC Holdings PLC (HKD denominated)	2,495,200	22,596
UniCredit SpA	2,377,740	104,489
Deutsche Bank AG	5,989,710	103,249
KB Financial Group, Inc.	1,643,834	102,093
Tryg A/S	4,287,304	101,671
Banco Bilbao Vizcaya Argentaria, SA	9,088,152	98,378
Tokio Marine Holdings, Inc.	2,530,900	92,845
Société Générale	3,663,492	91,329
AIA Group, Ltd.	10,081,950	89,153
Edenred SA	2,280,015	86,492
Resona Holdings, Inc.	12,189,800	84,989
Skandinaviska Enskilda Banken AB, Class A	5,551,959	84,942
Hiscox, Ltd.	5,331,515	81,683
Euronext NV	723,324	78,516
NatWest Group PLC	16,362,496	75,597
Hana Financial Group, Inc.	1,660,815	74,899
Prudential PLC	7,401,438	69,045
London Stock Exchange Group PLC	461,408	63,089
Kotak Mahindra Bank, Ltd.	2,805,878	62,065
CaixaBank, SA, non-registered shares	9,990,618	59,553
DBS Group Holdings, Ltd.	1,820,736	54,075
Royal Bank of Canada	432,809	54,019
HDFC Bank, Ltd.	2,605,745	53,936
Bank Hapoalim BM	5,172,685	51,876
Aon PLC, Class A	129,355	44,755
Grupo Financiero Banorte, SAB de CV, Series O	5,753,378	40,762
Mizuho Financial Group, Inc.	1,841,900	37,860
CVC Capital Partners PLC[1]	1,687,095	37,731
3i Group PLC	747,294	33,084
DNB Bank ASA	1,591,437	32,645
ICICI Bank, Ltd. (ADR)	967,219	28,871
Mediobanca SpA	1,626,971	27,783
Brookfield Corp., Class A (CAD denominated)	519,306	27,581
Hong Kong Exchanges and Clearing, Ltd.	669,700	27,334
Macquarie Group, Ltd.	153,194	24,705
Discovery, Ltd.	2,271,752	22,621
Banco Santander, SA	4,425,049	22,614
XP, Inc., Class A	1,206,162	21,638
Canara Bank	14,050,000	18,729
Bank Mandiri (Persero) Tbk PT	39,853,800	18,223
Bank Central Asia Tbk PT	25,153,300	17,150
Bank Leumi le-Israel B.M.	1,416,026	13,883
International Growth and Income Fund — Page 1 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Banca Generali SpA	272,292	$12,211
National Bank of Canada[2]	106,071	10,018
Intesa Sanpaolo SpA	2,180,368	9,333
Hang Seng Bank, Ltd.	721,100	8,970
Sberbank of Russia PJSC[3]	22,898,260	— [4]
		2,980,054
Industrials 14.31%
BAE Systems PLC	15,379,236	254,582
Airbus SE, non-registered shares	1,290,981	189,034
ABB, Ltd.	2,128,464	123,380
Ryanair Holdings PLC (ADR)	2,272,985	102,693
Rheinmetall AG, non-registered shares	166,268	89,881
Safran SA	368,857	87,032
SMC Corp.	179,000	79,651
ITOCHU Corp.[2]	1,436,200	77,154
Siemens AG	326,833	66,004
CCR SA, ordinary nominative shares	29,398,916	65,299
Mitsui & Co., Ltd.	2,832,200	63,070
RELX PLC	1,326,464	62,670
Canadian National Railway Co. (CAD denominated)	523,373	61,286
TFI International, Inc.	226,764	31,042
TFI International, Inc. (CAD denominated)[2]	219,233	30,029
Thales SA	377,892	60,026
Alliance Global Group, Inc.	350,520,000	58,604
Diploma PLC	957,577	56,919
Epiroc AB, Class A	1,330,740	28,766
Epiroc AB, Class B	1,459,500	27,657
Hitachi, Ltd.	1,793,800	47,390
ASSA ABLOY AB, Class B	1,355,621	45,643
Copa Holdings, SA, Class A	483,479	45,370
Volvo AB, Class B	1,577,681	41,709
Fluidra, SA, non-registered shares	1,527,962	39,935
Caterpillar, Inc.	101,543	39,716
DSV A/S	181,019	37,565
Bunzl PLC	697,415	32,995
Pluxee NV1	1,505,991	31,765
Wizz Air Holdings PLC[1]	1,444,062	28,055
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	1,577,143	27,386
Daikin Industries, Ltd.	180,600	25,360
Deutsche Post AG	549,044	24,449
Techtronic Industries Co., Ltd.	1,494,326	22,652
Bombardier, Inc., Class B1	297,318	22,623
Komatsu, Ltd.	811,900	22,521
SITC International Holdings Co., Ltd.	7,970,000	21,264
Metso Corp.	1,770,991	18,975
Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,770,800	15,905
Adecco Group AG	461,176	15,694
Shenzhen Inovance Technology Co., Ltd., Class A	1,687,198	15,018
International Container Terminal Services, Inc.	1,860,620	13,421
Aalberts NV, non-registered shares	221,453	9,004
VAT Group AG	14,933	7,613
		2,266,807
International Growth and Income Fund — Page 2 of 9

unaudited
Common stocks (continued) Information technology 13.26%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	21,109,407	$644,463
ASML Holding NV	376,321	313,720
MediaTek, Inc.	7,064,400	263,810
Broadcom, Inc.	1,178,572	203,304
SAP SE	512,449	116,409
Samsung Electronics Co., Ltd.	2,307,179	109,350
Capgemini SE	313,872	67,990
Keyence Corp.	118,500	56,720
E Ink Holdings, Inc.	5,271,000	49,090
Sage Group PLC (The)	3,392,800	46,557
ASM International NV	69,564	45,842
Tokyo Electron, Ltd.	242,025	42,977
Fujitsu, Ltd.	1,564,100	32,087
Halma PLC	772,238	26,965
NEC Corp.	249,500	24,029
ASMPT, Ltd.	1,946,300	23,901
Nomura Research Institute, Ltd.	324,400	11,995
eMemory Technology, Inc.	133,000	11,142
Tata Consultancy Services, Ltd.	198,811	10,145
		2,100,496
Consumer discretionary 10.92%
Industria de Diseño Textil, SA	3,535,335	209,245
Renault SA	3,356,345	145,895
Trip.com Group, Ltd. (ADR)[1]	1,877,491	111,579
Trip.com Group, Ltd.[1]	448,000	27,080
LVMH Moët Hennessy-Louis Vuitton SE	132,860	102,039
Evolution AB	1,033,952	101,623
Prosus NV, Class N	2,124,976	91,903
MGM China Holdings, Ltd.	51,942,000	82,809
Stellantis NV	5,381,717	74,480
Midea Group Co., Ltd., Class A	6,770,229	72,374
Restaurant Brands International, Inc. (CAD denominated)	890,097	64,228
InterContinental Hotels Group PLC	562,298	61,452
Suzuki Motor Corp.	5,477,100	61,138
B&M European Value Retail SA	10,639,106	59,090
Wynn Macau, Ltd.[2]	52,785,200	44,923
Bajaj Auto, Ltd.	298,189	44,001
Amadeus IT Group SA, Class A, non-registered shares	590,207	42,600
Hyundai Motor Co.	225,830	41,827
H World Group, Ltd. (ADR)	1,102,704	41,021
Entain PLC	3,529,011	36,037
Galaxy Entertainment Group, Ltd.	5,198,000	25,773
Paltac Corp.	830,000	25,538
D’Ieteren Group	118,035	24,966
Compagnie Financière Richemont SA, Class A	136,742	21,679
Nitori Holdings Co., Ltd.[2]	134,300	20,368
Meituan, Class B1	859,300	18,289
Dixon Technologies (India), Ltd.	107,000	17,683
China Tourism Group Duty Free Corp., Ltd., Class A	834,867	9,190
China Tourism Group Duty Free Corp., Ltd., Class H2	520,200	4,888
Sands China, Ltd.[1]	5,363,600	13,557
Maruti Suzuki India, Ltd.	73,133	11,549
International Growth and Income Fund — Page 3 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Berkeley Group Holdings PLC	165,796	$10,476
Vedant Fashions, Ltd.	624,317	10,048
		1,729,348
Consumer staples 9.92%
British American Tobacco PLC	6,037,848	220,182
Philip Morris International, Inc.	1,585,348	192,461
Nestlé SA	1,191,978	120,131
Pernod Ricard SA	726,082	109,747
Imperial Brands PLC	3,764,649	109,500
Carlsberg A/S, Class B	834,388	99,411
Carrefour SA, non-registered shares	5,223,260	89,086
KT&G Corp.	993,770	82,922
Arca Continental, SAB de CV	7,872,178	73,604
Anheuser-Busch InBev SA/NV	929,102	61,559
Tsingtao Brewery Co., Ltd., Class H	7,826,000	61,196
ITC, Ltd.	9,664,282	59,891
L’Oréal SA, non-registered shares	123,868	55,531
Ocado Group PLC[1]	9,108,282	46,636
Asahi Group Holdings, Ltd.	3,538,200	46,342
Kweichow Moutai Co., Ltd., Class A	169,000	41,297
Danone SA	466,649	33,980
Unilever PLC	330,349	21,394
Yamazaki Baking Co., Ltd.	648,900	12,879
United Spirits, Ltd.	676,692	12,856
Seven & i Holdings Co., Ltd.	784,600	11,750
Haleon PLC	1,632,644	8,538
		1,570,893
Health care 8.12%
Novo Nordisk AS, Class B	3,319,198	395,228
AstraZeneca PLC	2,136,766	332,833
Sanofi	1,783,667	205,504
EssilorLuxottica SA	507,187	120,183
Bayer AG	1,478,659	49,939
Grifols, SA, Class B (ADR)[1]	3,983,982	35,378
HOYA Corp.	219,900	30,450
Roche Holding AG, nonvoting non-registered shares	95,047	30,426
Genus PLC	911,856	24,504
Siemens Healthineers AG	319,724	19,171
BeiGene, Ltd. (ADR)[1,2]	50,971	11,443
Chugai Pharmaceutical Co., Ltd.	235,800	11,404
Akums Drugs and Pharmaceuticals, Ltd.[1]	391,465	3,904
Akums Drugs and Pharmaceuticals, Ltd.[1,5]	386,606	3,856
Hypera SA, ordinary nominative shares	1,258,800	6,061
Max Healthcare Institute, Ltd.	424,415	5,003
Euroapi SA1,2	42,598	180
		1,285,467
Communication services 6.80%
Tencent Holdings, Ltd.	3,928,800	219,985
Publicis Groupe SA	1,598,575	174,935
Koninklijke KPN NV	38,413,855	156,892
Telefónica, SA, non-registered shares[2]	13,885,585	67,892
América Móvil, SAB de CV, Class B (ADR)	3,796,581	62,112
International Growth and Income Fund — Page 4 of 9

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Indus Towers, Ltd.[1]	12,563,891	$58,838
BT Group PLC[2]	24,277,524	48,103
MTN Group, Ltd.	7,963,562	42,332
KANZHUN, Ltd., Class A (ADR)	1,812,464	31,464
Vodafone Group PLC	28,782,076	28,889
NetEase, Inc.	1,314,400	24,567
HYBE Co., Ltd.	187,389	24,234
Universal Music Group NV2	916,061	23,986
Deutsche Telekom AG	809,234	23,769
Bharti Airtel, Ltd.	1,108,669	22,667
Schibsted ASA, Class A	549,549	17,816
Nippon Television Holdings, Inc.	1,132,600	17,758
Nintendo Co., Ltd.	301,600	16,080
Singapore Telecommunications, Ltd.	5,440,700	13,694
		1,076,013
Materials 4.66%
Glencore PLC	16,881,440	96,672
Linde PLC	194,429	92,715
Rio Tinto PLC	1,239,426	87,839
Barrick Gold Corp.	2,669,329	53,093
Vale SA (ADR), ordinary nominative shares	2,319,420	27,091
Vale SA, ordinary nominative shares	1,672,706	19,500
Air Liquide SA	217,157	41,941
Fortescue, Ltd.	2,961,858	41,769
Holcim, Ltd.	389,328	38,065
Newmont Corp.	706,556	37,765
Sika AG	98,754	32,764
Nutrien, Ltd. (CAD denominated)[2]	592,355	28,465
Freeport-McMoRan, Inc.	554,100	27,661
Shin-Etsu Chemical Co., Ltd.	593,600	24,829
Grupo México, SAB de CV, Series B	4,391,941	24,485
Givaudan SA	3,280	17,991
Franco-Nevada Corp.	130,068	16,155
Anhui Conch Cement Co., Ltd., Class H	4,898,000	14,380
Fresnillo PLC	1,055,325	8,659
First Quantum Minerals, Ltd.[1]	494,184	6,738
Alrosa PJSC[3]	3,661,021	— [4]
		738,577
Energy 4.39%
TotalEnergies SE	4,718,421	305,826
BP PLC	17,603,394	92,854
Cameco Corp. (CAD denominated)	1,668,450	79,706
Canadian Natural Resources, Ltd. (CAD denominated)	2,322,288	77,115
TC Energy Corp. (CAD denominated)[2]	769,154	36,562
Gaztransport & Technigaz SA	208,562	29,531
Shell PLC (GBP denominated)	648,156	21,125
Schlumberger NV	474,300	19,897
Cenovus Energy, Inc. (CAD denominated)	661,990	11,072
Cenovus Energy, Inc.	347,383	5,812
Tourmaline Oil Corp.	351,419	16,320
Sovcomflot PAO[3]	16,933,870	— [4]
		695,820
International Growth and Income Fund — Page 5 of 9

unaudited
Common stocks (continued) Utilities 2.13%	Shares	Value (000)
Engie SA	6,360,754	$109,881
SSE PLC	2,316,340	58,387
Brookfield Infrastructure Partners, LP	1,630,698	57,236
Iberdrola, SA, non-registered shares	3,278,735	50,727
National Grid PLC	2,265,588	31,233
Veolia Environnement SA	809,430	26,631
CPFL Energia SA	409,100	2,548
		336,643
Real estate 1.88%
CK Asset Holdings, Ltd.	17,636,120	76,637
Embassy Office Parks REIT	14,865,422	69,222
Mitsubishi Estate Co., Ltd.	3,267,700	51,588
Prologis Property Mexico, SA de CV, REIT	10,915,437	35,707
Link REIT	5,661,225	28,297
Longfor Group Holdings, Ltd.	14,393,101	27,414
Macrotech Developers, Ltd.	588,819	8,670
		297,535
Total common stocks (cost: $10,749,454,000)		15,077,653
Preferred securities 0.14% Materials 0.09%
Gerdau SA, preferred nominative shares	3,975,033	13,937
Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares	182,629	7,137
Total preferred securities (cost: $14,465,000)		21,074
Short-term securities 5.87% Money market investments 4.75%
Capital Group Central Cash Fund 5.09%[6,7]	7,515,944	751,745
Money market investments purchased with collateral from securities on loan 1.12%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.84%[6,8]	25,979,652	25,979
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.83%[6,8]	24,900,000	24,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.81%[6,8]	24,900,000	24,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[6,8]	24,900,000	24,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.78%[6,8]	23,100,000	23,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.83%[6,8]	23,100,000	23,100
Fidelity Investments Money Market Government Portfolio, Class I 4.83%[6,8]	16,000,000	16,000
International Growth and Income Fund — Page 6 of 9

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Capital Group Central Cash Fund 5.09%[6,7,8]	102,659	$10,268
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.84%[6,8]	5,300,000	5,300
		178,447
Total short-term securities (cost: $930,065,000)		930,192
Total investment securities 101.22% (cost: $11,693,984,000)		16,028,919
Other assets less liabilities (1.22)%		(192,851)
Net assets 100.00%		$15,836,068
Investments in affiliates7

	Value at 7/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 4.81%
Money market investments 4.75%
Capital Group Central Cash Fund 5.09%[6]	$912,655	$708,393	$869,503	$60	$140	$751,745	$11,530
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 5.09%[6,8]	8,165	2,103 [9]				10,268	— [10]
Total 4.81%				$60	$140	$762,013	$11,530

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $219,643,000, which represented 1.39% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $3,856,000, which represented 0.02% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Rate represents the seven-day yield at 9/30/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
International Growth and Income Fund — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
International Growth and Income Fund — Page 8 of 9

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$227,644	$2,752,410	$— *	$2,980,054
Industrials	425,444	1,841,363	—	2,266,807
Information technology	203,304	1,897,192	—	2,100,496
Consumer discretionary	216,828	1,512,520	—	1,729,348
Consumer staples	266,065	1,304,828	—	1,570,893
Health care	52,882	1,232,585	—	1,285,467
Communication services	93,576	982,437	—	1,076,013
Materials	333,668	404,909	— *	738,577
Energy	246,484	449,336	— *	695,820
Utilities	59,784	276,859	—	336,643
Real estate	35,707	261,828	—	297,535
Preferred securities	13,937	7,137	—	21,074
Short-term securities	930,192	—	—	930,192
Total	$3,105,515	$12,923,404	$— *	$16,028,919
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
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International Growth and Income Fund — Page 9 of 9